Selected Statements of Income Data (Details) - Schedule of Financial Income and Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Income and Expenses [Line Items]
Interest expenses on loans and borrowings	$ 5,039	$ 1,743	$ 615
Interest expenses attributed to leases	964	691	719
Bank charges, negative foreign exchange differences and other financial expenses	3,224	2,559	2,468
Total financial expenses	9,227	4,993	3,802
Financial income:
Interest income attributed to bank deposits	1,166	305	36
Interest income from deposits, positive foreign exchange differences and other financial income	3,735	1,087	77
Total financial income	4,901	1,392	113
Financial expenses, net	$ 4,326	$ 3,601	$ 3,689